J.P. MORGAN INCOME FUNDS

JPMORGAN TRUST I

JPMorgan Corporate Bond Fund

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

JPMorgan Unconstrained Debt Fund

JPMORGAN TRUST II

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Mortgage-Backed Securities Fund

JPMORGAN TRUST IV

JPMorgan Preferred and Income Securities Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 1, 2025

to the current Summary Prospectuses and Prospectuses, as supplemented

Portfolio Manager Retirements and Revised Roles. Lisa Coleman has announced her retirement from J.P. Morgan Investment Management Inc. (“JPMIM”), effective March 2026. Michael Sais has announced his retirement from JPMIM, effective April 2026. In anticipation of Mr. Sais’s retirement next year, effective immediately, Edward Fitzpatrick III is added as a portfolio manager for the JPMorgan Government Bond Fund. In addition, in anticipation of Ms. Coleman’s retirement next year, effective immediately, Vikas Pathani is added as a portfolio manager for the JPMorgan Core Plus Bond Fund and JPMorgan Corporate Bond Fund and Andreas Michalitsianos is added as a portfolio manager for the JPMorgan Global Bond Opportunities Fund and JPMorgan Unconstrained Debt Fund.

In addition, James P. Shanahan, Jr. will transition into a Vice Chairman role, effective February 1, 2026. At that time, Mr. Shanahan will step down from his portfolio management responsibilities for the JPMorgan Floating Rate Income Fund and the JPMorgan High Yield Fund.

Therefore, effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

CORE PLUS BOND FUND

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Richard D. Figuly	2006	Managing Director
J. Andrew Norelli	2014	Managing Director
Lisa Coleman*	2020	Managing Director
Thomas Hauser	2020	Managing Director
Kay Herr	2023	Managing Director
Priya Misra	2024	Managing Director
Vikas Pathani	2025	Managing Director

*

Ms. Coleman has announced her retirement from JPMIM effective March 2026. Until her retirement, Ms. Coleman will continue to serve on the portfolio management team, and upon her retirement, Messrs. Figuly, Norelli, Hauser, Pathani and Mses. Herr and Misra will continue to be responsible for the management of the Fund.

SUP-INC-PM-425

CORPORATE BOND FUND

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Lisa Coleman*	2013	Managing Director
Lorenzo Napolitano	2016	Executive Director
Raymond Keiser	2019	Executive Director
Vikas Pathani	2025	Managing Director

*

Ms. Coleman has announced her retirement from JPMIM effective March 2026. Until her retirement, Ms. Coleman will continue to serve on the portfolio management team, and upon her retirement, Messrs. Napolitano, Keiser and Pathani will continue to be responsible for the management of the Fund.

FLOATING RATE INCOME FUND

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
James P. Shanahan, Jr.*	2011	Managing Director
Alexander Sammarco	2019	Executive Director
Thomas Davis	2020	Executive Director

*

Mr. Shanahan has announced that he will step down from his portfolio management responsibilities effective February 1, 2026. Until then, Mr. Shanahan will continue to serve on the portfolio management team, and upon his transition, Messrs. Sammarco and Davis will continue to be responsible for the management of the Fund.

GLOBAL BOND OPPORTUNITIES FUND

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Bob Michele	2012	Managing Director
Iain T. Stealey	2012	Managing Director
Lisa Coleman*	2020	Managing Director
Andrew Headley	2020	Managing Director
Jeff Hutz	2020	Managing Director
Andreas Michalitsianos	2025	Managing Director

*

Ms. Coleman has announced her retirement from JPMIM effective March 2026. Until her retirement, Ms. Coleman will continue to serve on the portfolio management team, and upon her retirement, Messrs. Michele, Stealey, Headley, Hutz and Michalitsianos will continue to be responsible for the management of the Fund.

GOVERNMENT BOND FUND

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Michael Sais*	1996	Managing Director
Robert Manning	2013	Managing Director
Edward Fitzpatrick III	2025	Managing Director

*

Mr. Sais has announced his retirement from JPMIM effective April 2026. Until his retirement, Mr. Sais will continue to serve on the portfolio management team, and upon his retirement, Messrs. Manning and Fitzpatrick will continue to be responsible for the management of the Fund.

HIGH YIELD FUND

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Robert Cook	2019	Managing Director
James P. Shanahan, Jr.*	1998	Managing Director
Thomas Hauser	2019	Managing Director
Jeffrey Lovell	2019	Managing Director

*

Mr. Shanahan has announced that he will step down from his portfolio management responsibilities effective February 1, 2026. Until then, Mr. Shanahan will continue to serve on the portfolio management team, and upon his transition, Messrs. Cook, Hauser and Lovell will continue to be responsible for the management of the Fund.

MORTGAGE-BACKED SECURITIES FUND

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Richard Figuly	2015	Managing Director
Michael Sais*	2005	Managing Director
Andrew Melchiorre	2019	Managing Director
Sajjad Hussain	2024	Managing Director

*

Mr. Sais has announced his retirement from JPMIM effective April 2026. Until his retirement, Mr. Sais will continue to serve on the portfolio management team, and upon his retirement, Messrs. Figuly, Melchiorre and Hussain will continue to be responsible for the management of the Fund.

PREFERRED AND INCOME SECURITIES FUND

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Vikas Pathani	2022	Managing Director
Lisa Coleman*	2022	Managing Director
Andreas Michalitsianos	2022	Managing Director

*

Ms. Coleman has announced her retirement from JPMIM effective March 2026. Until her retirement, Ms. Coleman will continue to serve on the portfolio management team, and upon her retirement, Messrs. Pathani and Michalitsianos will continue to be responsible for the management of the Fund.

UNCONSTRAINED DEBT FUND

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Bob Michele	2010	Managing Director
Iain T. Stealey	2010	Managing Director
Lisa Coleman*	2020	Managing Director
Andrew Headley	2020	Managing Director
Jeff Hutz	2020	Managing Director
Andreas Michalitsianos	2025	Managing Director

*

Ms. Coleman has announced her retirement from JPMIM effective March 2026. Until her retirement, Ms. Coleman will continue to serve on the portfolio management team, and upon her retirement, Messrs. Michele, Stealey, Headley, Hutz and Michalitsianos will continue to be responsible for the management of the Fund.

In addition, the corresponding “The Funds’ Management and Administration — The Portfolio Managers” sections of each Fund’s Prospectuses are hereby deleted in their entirety and replaced with the following:

Core Plus Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The portfolio management team for the Fund consists of Richard Figuly, Managing Director, J. Andrew Norelli, Managing Director, Lisa Coleman, Managing Director and CFA charterholder, Thomas Hauser, Managing Director and CFA charterholder, Kay Herr, Managing Director and CFA charterholder, Priya Misra, Managing Director and Vikas Pathani, Managing Director. The team also includes additional portfolio managers who make day-to-day decisions concerning all alternative strategies such as emerging market debt. Mr. Figuly became part of the team responsible for management of the Fund in 2006. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the GFICC team and head of GFICC’s Core Bond team responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Mr. Norelli is a portfolio manager within the GFICC team, where he focuses on multi-asset class portfolios, asset allocation, macroeconomic strategy, and global market dynamics. Ms. Coleman is responsible for managing investment grade corporate credit investments for the Fund. A portfolio manager of the Fund since July 2020 and an employee of JPMIM since 2008, Ms. Coleman is the Global Head of Investment Grade Corporate Credit within the GFICC team. Mr. Hauser is responsible for managing high yield investments for the Fund. A portfolio manager of the Fund since July 2020 and employee of JPMIM or its affiliates since 2004, Mr. Hauser is a senior portfolio manager for the GFICC Global High Yield team. In this role, he is responsible for managing high yield total return strategies and sub-advised mutual fund assets with an emphasis on the U.S. dollar high yield market. An employee of JPMIM since 1999 and a portfolio manager of the Fund since 2023, Ms. Herr is a member of the Asset Management Investment Committee (AMIC) and head of Research for the GFICC team. Ms. Misra is a member of the GFICC team and an employee of JPMIM since 2023 and a portfolio manager of the Fund since 2024, with a focus on assessing macroeconomic issues, interest rates and sector allocation themes. Prior to joining JPMIM, Ms. Misra worked at TD Securities since 2015, where she was head of Global Rates Strategy at TD Securities. In her role, Ms. Misra was responsible for the U.S. and global interest rate markets and provided investment advice for clients. Mr. Pathani has been a portfolio manager for the Fund since April 2025 and an employee of JPMIM or its affiliates since 2004. He is a member of the GFICC group and a portfolio manager on the Global Investment Grade Corporate Credit team, focusing on financials and hybrid capital, which includes subordinated debt, preferred stock and other capital securities.

Ms. Coleman has announced her retirement from JPMIM effective March 2026. Until her retirement, Ms. Coleman will continue to serve on the portfolio management team, and upon her retirement, Messrs. Figuly, Norelli, Hauser, Pathani and Mses. Herr and Misra will continue to be responsible for the management of the Fund.

Corporate Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are Lisa Coleman, Managing Director and CFA charterholder, Lorenzo Napolitano, Executive Director and CFA charterholder and Raymond Keiser, Executive Director and CFA charterholder. Ms. Coleman, and Messrs. Napolitano and Keiser are responsible for establishing and monitoring the overall duration, yield curve, sector allocation, and the overweights and underweights of the Fund’s portfolio versus the benchmark. They are assisted by regional sector and research teams who help formulate the macro credit, sector and security strategies of the Fund. An employee of JPMIM since 2008 and a portfolio manager of the Fund since its inception, Ms. Coleman is the head of the Global Investment Grade Corporate Credit team within J.P. Morgan Asset Management’s GFICC. An employee of JPMIM since 2012 and a portfolio manager of the Fund since 2016, Mr. Napolitano is a member of the GFICC group and a portfolio manager within the Investment Grade Corporate Credit team. An employee of JPMIM since 2010 and a portfolio manager of the Fund since 2019, Mr. Keiser is a member of the GFICC group and a portfolio manager within the Investment Grade Corporate Credit team managing a variety of different strategies. Mr. Keiser previously served as an analyst on the Fixed Income Date Integrity team and most recently was a portfolio manager on the short duration team where he focused primarily on investment grade credit. Mr. Pathani has been a portfolio manager for the Fund since April 2025 and an employee of JPMIM or its affiliates since 2004. He is a member of the GFICC group and a portfolio manager on the Global Investment Grade Corporate Credit team, focusing on financials and hybrid capital, which includes subordinated debt, preferred stock and other capital securities.

Ms. Coleman has announced her retirement from JPMIM effective March 2026. Until her retirement, Ms. Coleman will continue to serve on the portfolio management team, and upon her retirement, Messrs. Napolitano, Keiser and Pathani will continue to be responsible for the management of the Fund.

Floating Rate Income Fund

The Fund’s portfolio management is team-based. The Fund’s portfolio management team is comprised of James P. Shanahan, Jr., Managing Director, Alexander Sammarco, Executive Director, and Thomas Davis, Executive Director. An employee of JPMIM or predecessor firms since 1998, Mr. Shanahan has worked in the high yield industry since 1986 and serves as portfolio manager for high yield, leveraged loans and distressed debt styles. Mr. Shanahan has served as a portfolio manager of the Fund since its inception. An employee of JPMIM since 2013 and a portfolio manager of the Fund since 2019, Mr. Sammarco currently serves as a portfolio manager for JPMIM’s Global High Yield team responsible for loan assignments and participations, global unconstrained strategies, and relative value styles. An employee of JPMIM since 2007 and a portfolio manager of the Fund since 2020, Mr. Davis currently serves as a portfolio manager for the Global High Yield team responsible for leveraged loans. Prior to 2019, Mr. Davis was a fixed income trader for the Global High Yield team.

Mr. Shanahan has announced that he will step down from his portfolio management responsibilities effective February 1, 2026. Until then, Mr. Shanahan will continue to serve on the portfolio management team, and upon his transition, Messrs. Sammarco and Davis will continue to be responsible for the management of the Fund.

Global Bond Opportunities Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.

The Fund’s portfolio management team is comprised of Bob Michele, Managing Director and CFA charterholder, Iain T. Stealey, Managing Director and CFA charterholder, Lisa Coleman, Managing Director and CFA charterholder, Andrew Headley, Managing Director and CFA charterholder, Jeff Hutz, Managing Director and CFA charterholder and Andreas Michalitsianos, Managing Director and CFA charterholder. Mr. Michele has served as the lead portfolio manager for the Fund since its inception. An employee of JPMIM since 2008, Mr. Michele is the Global Chief Investment Officer within J.P. Morgan Asset Management’s Global Fixed Income and Currency Group (GFICC). He is responsible for overseeing the activities of the fixed income and currency investment teams based in New York, Europe and Asia. An employee of JPMIM since 2002 and a member of the portfolio management team for the Fund since its inception, Mr. Stealey is a portfolio manager in the International Fixed Income Group and beginning in 2019, has been J.P. Morgan Asset Management’s International Chief Investment Officer of GFICC. He specializes in portfolio construction and works on multi-currency accounts for both segregated clients and pooled funds. Ms. Coleman is responsible for managing investment grade corporate credit investments for the Fund. A portfolio manager of the Fund since July 2020 and an employee of JPMIM since 2008, Ms. Coleman is the Global Head of Investment Grade Corporate Credit within the GFICC team. Mr. Headley is responsible for overseeing the securitized investments for the Fund. A portfolio manager of the Fund since July 2020 and an employee of JPMIM since 2005, Mr. Headley is the Head of the Securitized Investment team for the GFICC group. Mr. Hutz is a senior portfolio manager for the GFICC Global High Yield team. A portfolio manager for the Fund since July 2020 and an employee of JPMIM since 2004, Mr. Hutz is responsible for managing high yield investments for the Fund. Mr. Michalitsianos is currently a senior portfolio manager within the Global Investment Grade Corporate Credit team, focusing on sterling, European and unconstrained bond portfolios. An employee of JPMIM since 2002, Mr. Michalitsianos previously worked as a portfolio manager in the Long Duration group where he managed a range of strategies including credit, government and inflation protected bond mandates.

Ms. Coleman has announced her retirement from JPMIM effective March 2026. Until her retirement, Ms. Coleman will continue to serve on the portfolio management team, and upon her retirement, Messrs. Michele, Stealey, Headley, Hutz and Michalitsianos will continue to be responsible for the management of the Fund.

Government Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

Michael Sais, Managing Director and CFA charterholder, is the lead portfolio manager responsible for the day-to-day management of the Fund. Mr. Sais is a member of the Taxable Bond team and has been part of the team responsible for the management of the Fund since 1996. Mr. Sais joined JPMIM or predecessor firms in 1994 as a senior fixed income research analyst. Robert Manning, Managing Director and CFA charterholder, began participating in the management of the Fund in 2013. An employee of JPMIM since 1999, Mr. Manning is a portfolio manager for Insurance Solutions. Previously, he was a member of the Fixed Income Portfolio Management Group that supports Mid-Institutional Portfolios. Edward Fitzpatrick III, Managing Director, is the Head of the U.S. Rates team, responsible for managing government bond portfolios for institutional clients as well as recommending U.S. rates & derivatives strategies across GFICC portfolios. Mr. Fitzpatrick has been an employee of JPMIM since 2013 and has been part of the team responsible for the management of the Fund since April 2025.

Mr. Sais has announced his retirement from JPMIM effective April 2026. Until his retirement, Mr. Sais will continue to serve on the portfolio management team, and upon his retirement, Messrs. Manning and Fitzpatrick will continue to be responsible for the management of the Fund.

High Yield Fund

The portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The portfolio management team for the High Yield Fund is comprised of Robert Cook, Managing Director and CFA charterholder, James P. Shanahan, Jr., Managing Director, Thomas Hauser, Managing Director and CFA charterholder, and Jeffrey Lovell, Managing Director and CFA charterholder. The portfolio management team has been led by Robert Cook since September 2019. An employee of JPMIM or its affiliates since 2004, Mr. Cook is the head of the Global High Yield team for the GFICC. In this role, he is responsible for managing high yield total return strategies and sub-advised mutual fund assets. An employee of JPMIM or predecessor firms since 1998, Mr. Shanahan has worked in the high yield industry since 1986 and serves as portfolio manager for high yield, leveraged loans and distressed debt styles. Mr. Shanahan has been a portfolio manager of the Fund since its inception. Mr. Hauser, an employee of JPMIM or its affiliates since 2004 and a portfolio manager of the Fund since 2019, is a senior portfolio manager for the GFICC Global High Yield team. In this role, he is responsible for managing high yield total return strategies and sub-advised mutual fund assets with an emphasis on the U.S. dollar high yield market. An employee of JPMIM or its affiliates since 2004 and a portfolio manager of the Fund since 2019, Mr. Lovell is a senior portfolio manager for the GFICC Global High Yield team, with prior roles in credit research.

Mr. Shanahan has announced that he will step down from his portfolio management responsibilities effective February 1, 2026. Until then, Mr. Shanahan will continue to serve on the portfolio management team, and upon his transition, Messrs. Cook, Hauser and Lovell will continue to be responsible for the management of the Fund.

Mortgage-Backed Securities Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.

The lead portfolio managers are Richard Figuly, Managing Director, Michael Sais, Managing Director and CFA charterholder, Andrew Melchiorre, Managing Director and Sajjad Hussain, Managing Director and CFA charterholder. Mr. Figuly became part of the team responsible for management of the Fund in 2015. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the GFICC and a portfolio manager for the U.S. Value Driven team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Mr. Sais is a member of the GFICC group and a portfolio manager for the U.S. Value Driven team and has been part of the team responsible for the management of the Fund since 2005. Mr. Sais joined JPMIM or predecessor firms in 1994 as a senior fixed income research analyst. An employee of JPMIM since 2012 and a member of the portfolio management team since 2019, Mr. Melchiorre is a member of the GFICC group and is a portfolio manager for the U.S. Value Driven team responsible for managing institutional taxable bond portfolios. An employee of JPMIM since 2016 and a member of the portfolio management team since 2024, Mr. Hussain is the Head of Securitized Strategies within the GFICC team. Prior to 2024, Mr. Hussain was the head of the structured credit research team.

Mr. Sais has announced his retirement from JPMIM effective April 2026. Until his retirement, Mr. Sais will continue to serve on the portfolio management team, and upon his retirement, Messrs. Figuly, Melchiorre and Hussain will continue to be responsible for the management of the Fund.

Preferred and Income Securities Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The portfolio management team for the Fund consists of Lisa Coleman, Managing Director and CFA charterholder, Andreas Michalitsianos, Managing Director and CFA charterholder, and Vikas Pathani, Managing Director. Ms. Coleman has been a portfolio manager for the Fund since its inception and an employee of JPMIM since 2008. She is the Head of the Global Investment Grade Corporate Credit team in the Global Fixed Income, Currency and Commodities (GFICC) group. Mr. Michalitsianos has been a portfolio manager of the Fund since its inception and an employee of JPMIM since 2002. He is a member of the GFICC group and a portfolio manager in the Global Investment Grade Corporate Credit team, focusing on sterling, European and unconstrained bond portfolios. Mr. Pathani has been a portfolio manager for the Fund since its inception and an employee of JPMIM or its affiliates since 2004. He is a member of the GFICC group and a portfolio manager on the Global Investment Grade Corporate Credit team, focusing on financials and hybrid capital, which includes subordinated debt, preferred stock and other capital securities.

Ms. Coleman has announced her retirement from JPMIM effective March 2026. Until her retirement, Ms. Coleman will continue to serve on the portfolio management team, and upon her retirement, Messrs. Michalitsianos and Pathani will continue to be responsible for the management of the Fund.

Unconstrained Debt Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The portfolio management team for the Fund is comprised of Bob Michele, Managing Director and CFA charterholder, Iain T. Stealey, Managing Director and CFA charterholder, Lisa Coleman, Managing Director and CFA charterholder, Andrew Headley, Managing Director and CFA charterholder, Jeff Hutz, Managing Director and CFA charterholder and Andreas Michalitsianos, Managing Director and CFA charterholder. A portfolio manager for the Fund since its inception, Mr. Michele is the Global Chief Investment Officer within J.P. Morgan Asset Management’s Global Fixed Income and Currency Group (GFICC). He is responsible for overseeing the activities of the fixed income and currency investment teams based in New York, Europe and Asia. An employee of JPMIM since 2002 and a member of the portfolio management team for the Fund since its inception, Mr. Stealey is a portfolio manager in the International Fixed Income Group and beginning in 2019, has been J.P. Morgan Asset Management’s International Chief Investment Officer of GFICC. He specializes in portfolio construction and works on multi-currency accounts for both segregated clients and pooled funds. Ms. Coleman is responsible for managing investment grade corporate credit investments for the Fund. A portfolio manager of the Fund since July 2020 and an employee of JPMIM since 2008, Ms. Coleman is the Global Head of Investment Grade Corporate Credit within the GFICC team. Mr. Headley is responsible for overseeing the securitized investments for the Fund. A portfolio manager of the Fund since July 2020 and an employee of JPMIM since 2005, Mr. Headley is the Head of the Securitized Investment team for the GFICC group. Mr. Hutz is a senior portfolio manager for the GFICC Global High Yield team. A portfolio manager for the Fund since July 2020 and an employee of JPMIM since 2004, Mr. Hutz is responsible for managing high yield investments for the Fund. Mr. Michalitsianos is currently a senior portfolio manager within the Global Investment Grade Corporate Credit team, focusing on sterling, European and unconstrained bond portfolios. An employee of JPMIM since 2002, Mr. Michalitsianos previously worked as a portfolio manager in the Long Duration group where he managed a range of strategies including credit, government and inflation protected bond mandates.

Ms. Coleman has announced her retirement from JPMIM effective March 2026. Until her retirement, Ms. Coleman will continue to serve on the portfolio management team, and upon her retirement, Messrs. Michele, Stealey, Headley, Hutz and Michalitsianos will continue to be responsible for the management of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN INCOME FUNDS

JPMORGAN TRUST I

JPMorgan Corporate Bond Fund

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

JPMorgan Unconstrained Debt Fund

JPMORGAN TRUST II

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Mortgage-Backed Securities Fund

JPMORGAN TRUST IV

JPMorgan Preferred and Income Securities Fund

(All Share Classes)

(the “Funds”)

Supplement dated April 1, 2025

to the current Statements of Additional Information, as supplemented

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statements of Additional Information (“SAIs”) with respect to the Funds is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 29, 2024:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Plus Bond Fund
Richard D. Figuly	25	72,819,626	15	24,812,686	16	4,477,549
J. Andrew Norelli	5	16,670,675	5	16,758,305	8	2,342,292
Lisa Coleman**	8	12,283,791	24	28,561,632	18	18,335,061
Thomas Hauser	17	26,065,266	12	25,221,488	41	12,762,014
Kay Herr	5	10,503,248	2	6,307,538	8	2,342,292
Priya Misra	3	6,345,043	2	6,307,538	19	9,383,982
Vikas Pathani*****	1	1,228,121	0	0	0	0

Corporate Bond Fund
Lisa Coleman**	8	31,285,192	24	28,561,632	18	18,335,061
Lorenzo Napolitano	11	4,500,659	20	11,146,995	34	28,375,223
Raymond Keiser	4	918,180	8	1,817,914	27	21,908,908
Vikas Pathani*****	1	1,228,121	0	0	0	0

Floating Rate Income Fund
James P. Shanahan, Jr.***	14	8,593,393	20	3,445,534	19	1,887,267
Alexander Sammarco	6	373,382	6	1,008,931	15	698,290
Thomas Davis	2	352,761	2	29,609	4	1,431,217

SUP-SAI-INC-425

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Global Bond Opportunities Fund
Bob Michele	2	1,448,402	13	14,449,198	4	2,554,629
Iain T. Stealey	3	1,635,732	33	30,329,994	12	12,227,346
Lisa Coleman**	8	28,135,479	24	28,561,632	18	18,335,061
Andrew Headley	12	12,285,446	36	26,005,782	8	3,458,064
Jeff Hutz	1	1,032,253	15	14,205,768	1	35,414
Andreas Michalitsianos††	0	0	22	15,678,514	23	9,316,405

Government Bond Fund
Michael Sais****	4	7,531,488	1	948,382	4	6,609,181
Robert Manning	3	2,408,966	0	0	55	45,771,756
Edward Fitzpatrick III*****	10	62,544,158	10	22,180,107	7	5,121,303

High Yield Fund
Robert Cook	13	4,361,884	10	15,893,181	44	14,067,476
James P. Shanahan, Jr.***	14	4,057,087	20	3,445,534	19	1,887,267
Thomas Hauser	17	40,480,270	12	25,221,488	41	12,762,014
Jeffrey Lovell	3	1,645,620	4	7,331,407	18	4,502,525

Mortgage-Backed Securities Fund
Richard Figuly†	25	86,953,664	15	24,812,686	16	4,477,549
Michael Sais****†	4	4,222,670	1	948,382	4	6,609,181
Andrew Melchiorre†	13	64,114,251	10	22,082,791	21	5,567,648
Sajjad Hussain†	0	0	0	0	0	0

Preferred and Income Securities Fund
Vikas Pathani††	0	0	0	0	0	0
Lisa Coleman**††	8	32,502,070	23	21,834,405	21	17,177,657
Andreas Michalitsianos††	0	0	22	15,678,514	23	9,316,405

Unconstrained Debt Fund
Bob Michele	2	3,821,021	13	14,449,198	4	2,554,629
Iain T. Stealey	3	4,008,351	33	30.329,994	12	12,227,346
Lisa Coleman**	8	30,508,097	24	28,561,632	18	18,335,061
Andrew Headley	12	14,658,064	36	26,005,782	8	3,458,064
Jeff Hutz	1	3,404,871	15	14,205,768	1	35,414
Andreas Michalitsianos††	0	0	22	15,678,514	23	9,316,405

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 29, 2024:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Plus Bond Fund
Richard D. Figuly	0	0	0	0	1	1,990,943
J. Andrew Norelli	0	0	0	0	0	0
Lisa Coleman**	0	0	0	0	1	272,085
Thomas Hauser	0	0	1	22,941	0	0
Kay Herr	0	0	0	0	0	0
Priya Misra	0	0	0	0	0	0
Vikas Pathani*****	0	0	0	0	0	0

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Corporate Bond Fund
Lisa Coleman**	0	0	0	0	1	272,085
Lorenzo Napolitano	0	0	0	0	1	272,085
Raymond Keiser	0	0	0	0	0	0
Vikas Pathani*****	0	0	0	0	0	0

Floating Rate Income Fund
James P. Shanahan, Jr.***	0	0	0	0	1	310,806
Alexander Sammarco	0	0	0	0	0	0
Thomas Davis	0	0	0	0	0	0

Global Bond Opportunities Fund
Bob Michele	0	0	0	0	0	0
Iain T. Stealey	0	0	0	0	1	150,946
Lisa Coleman**	0	0	0	0	1	272,085
Andrew Headley	0	0	0	0	2	231,955
Jeff Hutz	0	0	0	0	0	0
Andreas Michalitsianos††	0	0	0	0	0	0

Government Bond Fund
Michael Sais****	0	0	0	0	2	1,184,806
Robert Manning	0	0	0	0	1	617,368
Edward Fitzpatrick III*****	0	0	0	0	2	465,597

High Yield Fund
Robert Cook	0	0	2	29,415	0	0
James P. Shanahan, Jr.***	0	0	0	0	1	310,806
Thomas Hauser	0	0	1	22,941	0	0
Jeffrey Lovell	0	0	0	0	0	0

Mortgage-Backed Securities Fund
Richard Figuly†	0	0	0	0	1	1,990,943
Michael Sais****†	0	0	0	0	2	1,184,806
Andrew Melchiorre†	0	0	0	0	0	0
Sajjad Hussain	0	0	0	0	0	0

Preferred and Income Securities Fund
Vikas Pathani††	0	0	0	0	0	0
Lisa Coleman**††	0	0	0	0	1	275,710
Andreas Michalitsianos††	0	0	0	0	0	0

Unconstrained Debt Fund
Bob Michele	0	0	0	0	0	0
Iain T. Stealey	0	0	0	0	1	150,946
Lisa Coleman**	0	0	0	0	1	272,085
Andrew Headley	0	0	0	0	2	231,955
Jeff Hutz	0	0	0	0	0	0
Andreas Michalitsianos††	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	Ms. Coleman has announced her retirement from JPMIM effective March 2026. Until her retirement, Ms. Coleman will continue to serve on the portfolio management team.
***

Mr. Shanahan has announced that he will step down from his portfolio management responsibilities effective February 1, 2026. Until then, Mr. Shanahan will continue to serve on the portfolio management team.

****	Mr. Sais has announced his retirement from JPMIM effective April 2026. Until his retirement, Mr. Sais will continue to serve on the portfolio management team.
*****	As of 2/28/25.

†	As of 11/1/24.
††	As of 6/30/24.

In addition, effective immediately, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Funds is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities of each Fund beneficially owned by each portfolio manager of each Fund, as of February 29, 2024. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund Shares.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Core Plus Bond Fund
Richard D. Figuly	X
J. Andrew Norelli							X
Lisa Coleman*	X
Thomas Hauser	X
Kay Herr							X
Priya Misra					X
Vikas Pathani****	X

Corporate Bond Fund
Lisa Coleman*	X
Lorenzo Napolitano	X
Raymond Keiser	X
Vikas Pathani****	X

Floating Rate Income Fund
James P. Shanahan, Jr.**					X
Alexander Sammarco					X
Thomas Davis					X

Global Bond Opportunities Fund
Bob Michele							X
Iain T. Stealey	X
Lisa Coleman*					X
Andrew Headley					X
Jeff Hutz	X
Andreas Michalitsianos††	X

Government Bond Fund
Michael Sais***							X
Robert Manning	X
Edward Fitzpatrick III****	X

High Yield Fund
Robert Cook							X
James P. Shanahan, Jr.**						X
Thomas Hauser						X
Jeffrey Lovell							X

Mortgage-Backed Securities Fund
Richard Figuly†					X
Michael Sais***†							X
Andrew Melchiorre†					X
Sajjad Hussain†	X

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000

Preferred and Income Securities Fund
Vikas Pathani††					X
Lisa Coleman*††						X
Andreas Michalitsianos††			X

Unconstrained Debt Fund
Bob Michele							X
Iain T. Stealey	X
Lisa Coleman*					X
Andrew Headley					X
Jeff Hutz	X
Andreas Michalitsianos††	X

*	Ms. Coleman has announced her retirement from JPMIM effective March 2026. Until her retirement, Ms. Coleman will continue to serve on the portfolio management team.
**

Mr. Shanahan has announced that he will step down from his portfolio management responsibilities effective February 1, 2026. Until then, Mr. Shanahan will continue to serve on the portfolio management team.

***	Mr. Sais has announced his retirement from JPMIM effective April 2026. Until his retirement, Mr. Sais will continue to serve on the portfolio management team.
****	As of 2/28/25.
†	As of 11/1/24.
††	As of 6/30/24.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE